Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2014
Long-Term Debt [Abstract]:
Schedule of Debt [Table Text Block]

Borrower(s)		December 31, 2013	June 30, 2014
1.	Credit Facility	675,774	630,829
2.	Term Loans:
	1. Costis Maritime Corporation and Christos Maritime Corporation	100,500	96,000
	2. Mas Shipping Co.	47,000	43,000
	3. Montes Shipping Co. and Kelsen Shipping Co.	90,000	84,000
	4. Capetanissa Maritime Corporation	55,000	52,500
	5. Rena Maritime Corporation	52,500	50,000
	6. Costamare Inc.	90,100	79,423
	7. Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	146,295	-
	8. Costamare Inc.	129,243	124,787
	9. Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	224,107	216,466
	10. Raymond Shipping Co. and Terance Shipping Co.	148,707	143,250
	11. Costamare Inc.	108,350	102,510
		1,191,802	991,936
	Total	1,867,576	1,622,765
	Less-current portion	(206,717)	(195,514)
	Long-term portion	1,660,859	1,427,251

Schedule of Maturities of Long-Term Debt [Table Text Block]
Year ending December 31,	Amount
2014	96,823
2015	192,950
2016	185,259
2017	227,259
2018	563,946
2019 and thereafter	356,528
1,622,765